Exploration and evaluation of oil and gas reserves (Tables)	6 Months Ended
Jun. 30, 2026
Exploration And Evaluation Of Oil And Gas Reserves
Schedule of changes in capitalized costs

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	Jan-Jun/2026	Jan-Jun/2025
Property plant and equipment
Opening Balance	2,427	1,475
Additions	490	501
Write-offs	(16)	(4)
Transfers	−	(84)
Translation adjustment	139	196
Losses on exploration expenditures written off	−	(44)
Closing Balance	3,040	2,040
Intangible assets
Opening Balance	1,664	1,609
Additions	7	−
Translation adjustment	104	208
Losses on exploration expenditures written off	−	(164)
Closing Balance	1,775	1,653
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,815	3,693
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Schedule of exploration costs

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(204)	(274)	(85)	(183)
Exploration expenditures written off (includes dry wells and signature bonuses) (1)	(20)	(209)	(4)	-
Contractual penalties on local content requirements	(14)	(5)	(12)	-
Other exploration expenses	(1)	(10)	-	(2)
Total expenses	(239)	(498)	(101)	(185)
Cash used in:
Operating activities	205	284	85	185
Investment activities	502	503	225	262
Total cash used	707	787	310	447
(1) Includes amounts relating to economic unfeasibility of exploratory blocks (note 20).